Cover Page	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	PROTHENA CORPORATION PUBLIC LIMITED COMPANY
Entity Incorporation, State or Country Code	L2
Entity File Number	001-35676
Entity Tax Identification Number	98-1111119
Entity Address, Address Line One	77 Sir John Rogerson's Quay, Block C
Entity Address, Address Line Two	Grand Canal Docklands
Entity Address, City or Town	Dublin 2,
Entity Address, Postal Zip Code	D02 VK60,
Entity Address, Country	IE
Country Region	353
City Area Code	1
Local Phone Number	236-2500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.01 per share
Trading Symbol	PRTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001559053
Amendment Flag	false